UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

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The Relative Value Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2018

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE RELATIVE VALUE FUND
CIA Class Shares – VFLEX
SEMI-ANNUAL REPORT
September 30, 2018
(Unaudited)
Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Relative Value Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of The Relative Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

The Relative Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 6.4%
$209,329	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 2.472% (LIBOR 1 Month+19 basis points) 10/19/20361,2	$185,518
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.833% (LIBOR 3 Month+650 basis points), 1/18/20281,2,3	242,516
229,160	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/20372,3,4	153,881
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/20472,4	94,836
	Total Asset-Backed Securities (Cost $673,378)	676,751
Number of Shares
	Closed-End Funds – 21.0%
2,441	Aberdeen Emerging Markets Equity Income Fund, Inc.	16,745
12,376	Aberdeen Total Dynamic Dividend Fund5	108,661
1,578	Advent Claymore Convertible Securities and Income Fund5	24,727
5,917	AllianzGI Convertible & Income 2024 Target5	54,436
3,771	AllianzGI NFJ Dividend Interest & Premium Strategy Fund5	49,400
307	BlackRock Municipal 2030 Target Term Trust	6,358
4,594	BrandywineGLOBAL Global Income Opportunities Fund, Inc.5	49,983
8,107	Clough Global Opportunities Fund5	87,880
4,932	Cornerstone Strategic Value Fund, Inc.5	69,048
1,860	Cornerstone Total Return Fund, Inc.5	25,817
13,652	Delaware Enhanced Global Dividend & Income Fund5	152,902
3,976	Eagle Growth & Income Opportunities Fund5	60,550
244	Eaton Vance Limited Duration Income Fund5	3,094
3	Franklin Ltd. Duration Income Trust	31
3	Gabelli Convertible and Income Securities Fund, Inc.5	17
10,135	Garrison Capital, Inc.5	83,918
1,973	High Income Securities Fund	18,704
6,462	Highland Floating Rate Opportunities Fund5	99,644
8,591	Invesco High Income Trust II5	117,783
11,035	Invesco Senior Income Trust5	47,450
3,414	Kayne Anderson MLP/Midstream Investment Co.5	60,940
3,922	Lazard World Dividend & Income Fund, Inc.5	40,946
5,543	Madison Covered Call & Equity Strategy Fund5	42,626
15,500	Managed Duration Investment Grade Municipal Fund5	47,275
5,972	Morgan Stanley Emerging Markets Debt Fund, Inc.5	51,777
3,987	Morgan Stanley Emerging Markets Fund, Inc.5	62,197
3,227	NexPoint Strategic Opportunities Fund5	72,285

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
2,792	Nuveen Credit Strategies Income Fund5	$22,252
1,882	Nuveen Emerging Markets Debt 2022 Target Term Fund5	15,395
1,812	Nuveen Intermediate Duration Quality Municipal Term Fund5	22,306
2,027	Nuveen Mortgage Opportunity Term Fund5	48,648
6,106	Nuveen Mortgage Opportunity Term Fund 25	140,438
9,121	PGIM Global Short Duration High Yield Fund, Inc.5	126,508
697	PGIM Short Duration High Yield Fund, Inc.5	9,856
1,312	Special Opportunities Fund, Inc.5	19,706
4,605	Sprott Focus Trust, Inc.5	33,985
7,869	Templeton Emerging Markets Income Fund5	78,690
9,486	Templeton Global Income Fund5	58,054
624	The China Fund, Inc.5	12,230
1,060	The India Fund, Inc.5	23,458
4,584	Tortoise MLP Fund, Inc.5	73,711
3,165	Virtus Total Return Fund, Inc.	33,296
5,311	Voya Prime Rate Trust5	26,449
1,543	Western Asset Global High Income Fund, Inc.5	14,057
	Total Closed-End Funds (Cost $2,261,351)	2,214,233
Principal Amount
	Collateralized Mortgage Obligations – 11.7%
$1,464,381	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.935%, 2/25/20352,4	21,572
131,000	COMM Mortgage Trust Series 2017-PANW, Class E, 4.127%, 10/10/20293,4	121,226
150,000	Fannie Mae Connecticut Avenue Securities Series 2018-C02, Class 2M2, 4.416% (LIBOR 1 Month+220 basis points), 8/25/20301,2	151,935
100,000	Series 2018-C03, Class 1M2, 4.366% (LIBOR 1 Month+215 basis points), 10/25/20301,2	101,288
200,000	GS Mortgage Securities Trust Series 2014-GC22, Class C, 4.846%, 6/10/20472,4	199,120
100,000	Home Partners of America Trust Series 2018-1, Class F, 4.508% (LIBOR 1 Month+235 basis points), 7/17/20371,3	100,700
257,774	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 2.556% (LIBOR 1 Month+34 basis points), 10/25/20361,2	133,396
383,516	Series 2007-7AX, Class 2A1, 2.336% (LIBOR 1 Month+12 basis points), 4/25/20371,2	188,595

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$100,000	STACR Trust Series 2018-DNA2, Class M2, 4.366% (LIBOR 1 Month+215 basis points), 12/25/20301,2,3	$100,904
115,000	UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.862%, 2/15/20512,4	115,095
	Total Collateralized Mortgage Obligations (Cost $1,237,509)	1,233,831
Number of Shares
	Common Stocks – 37.5%
	Communications – 1.8%
3,668	Twenty-First Century Fox, Inc. - Class A5	169,938
540	Twenty-First Century Fox, Inc. - Class B5	24,743
		194,681
	Consumer Discretionary – 2.7%
3,561	Pinnacle Entertainment, Inc.*,5	119,970
1,131	SodaStream International Ltd.*,5,6	161,824
		281,794
	Consumer Staples – 2.3%
3,808	Pinnacle Foods, Inc.5	246,796
	Energy – 8.7%
3,504	Andeavor5	537,864
119	Dominion Energy Midstream Partners LP	2,130
1,617	Energen Corp.*	139,337
1,008	Ocean Rig UDW, Inc. - Class A*,6	34,897
5,667	Spectra Energy Partners LP5	202,369
		916,597
	Financials – 6.8%
9,888	Barings BDC, Inc.5	98,979
1,246	Big Rock Partners Acquisition Corp.*,5	12,460
849	Black Ridge Acquisition Corp.*,5	8,278
1,554	BlackRock Resources & Commodities Strategy Trust5	14,095
1,386	CM Seven Star Acquisition Corp.*,5,6	13,943
2,511	CoBiz Financial, Inc.5	55,593
265	Constellation Alpha Capital Corp.*,5,6	2,682
462	Draper Oakwood Technology Acquisition, Inc. - Class A*,5	4,338
1,359	Far Point Acquisition Corp. - Class A*,5	13,060
427	Fifth Third Bancorp	11,922
5,278	Forest City Realty Trust, Inc. - REIT5	132,425
3,918	Gramercy Property Trust - REIT5	107,510
2,044	Haymaker Acquisition Corp.*,5	19,949

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
500	Hennessy Capital Acquisition Corp. III*,5	$5,095
490	Industrea Acquisition Corp. - Class A*,5	4,998
3,535	LaSalle Hotel Properties - REIT5	122,276
1,038	Legacy Acquisition Corp.*,5	10,100
2,374	Leisure Acquisition Corp.*,5	23,004
3,004	One Madison Corp.*,5,6	29,199
1,142	Pensare Acquisition Corp.*,5	11,374
754	Pure Acquisition Corp.*,5	7,318
276	Select Income REIT5	6,055
		714,653
	Health Care – 5.7%
2,332	Aetna, Inc.5	473,046
505	Express Scripts Holding Co.*,5	47,980
2,755	K2M Group Holdings, Inc.*,5	75,405
		596,431
	Industrials – 5.0%
3,750	Rockwell Collins, Inc.5	526,763
	Materials – 0.1%
183	KMG Chemicals, Inc.	13,827
	Technology – 3.7%
2,930	CA, Inc.5	129,359
2,971	Convergys Corp.5	70,532
537	Dell Technologies, Inc. - Class V*,5	52,153
431	Dun & Bradstreet Corp.5	61,422
1,132	Engility Holdings, Inc.*,5	40,741
1,468	Reis, Inc.5	33,764
		387,971
	Utilities – 0.7%
968	Vectren Corp.5	69,202
	Total Common Stocks (Cost $3,842,622)	3,948,715
	Exchange-Traded Debt Securities – 1.5%
	Financials1.5%
1,144	Capital Southwest Corp. 5.950%, 12/15/20222	29,172
791	KCAP Financial, Inc. 6.125%, 9/30/20222	19,933
894	Monroe Capital Corp. 5.750%, 10/31/20232	22,279

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Exchange-Traded Debt Securities (Continued)
	Financials (Continued)
1,554	Oxford Square Capital Corp. 6.500%, 3/30/20242	$38,998
433	Stellus Capital Investment Corp. 5.750%, 9/15/20222	10,868
1,145	THL Credit, Inc. 6.750%, 12/30/20222	28,854
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/20222	9,904
		160,008
	Total Exchange-Traded Debt Securities (Cost $160,092)	160,008
Number of Contracts
	Purchased Options Contracts – 0.0%
	Put Options – 0.0%
	Aetna, Inc.
2	Exercise Price: $180.00, Notional Amount: $36,000, Expiration Date: January 18, 2019*	154
11	Exercise Price: $180.00, Notional Amount: $198,000, Expiration Date: October 19, 2018*	797
	Rockwell Collins, Inc.
11	Exercise Price: $130.00, Notional Amount: $143,000, Expiration Date: October 19, 2018	880
	Total Put Options (Cost $2,112)	1,831
	Total Purchased Options Contracts (Cost $2,112)	1,831
Number of Shares
	Rights – 0.0%
1,246	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*,5	511
425	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,5	137
1,386	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,5,6	693
265	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*,5,6	106
462	Draper Oakwood Technology Acquisition, Inc., Expiration Date: March 13, 2019*,5	226
3	Franklin Ltd. Duration Income Trust, Expiration Date: October 18, 2018*,8	—
3	Liberty All-Star Growth Fund, Inc., Expiration Date: October 23, 2018*,8	—

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Rights (Continued)
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2019*,5	$514
	TOTAL RIGHTS (Cost $0)	2,187
	Units – 0.0%
1	Far Point Acquisition Corp.*,5	10
1	Leisure Acquisition Corp.*,5	10
	TOTAL UNITS (Cost $20)	20
Principal Amount
	U.S. Treasury Notes – 2.2%
$235,000	United States Treasury Note 0.750%, 10/31/20185	234,750
	Total U.S. Treasury Notes (Cost $234,767)	234,750
Number of Shares
	Warrants – 0.1%
623	Big Rock Partners Acquisition Corp., Expiration Date: November 30, 2022*,5	194
1,386	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,5	596
693	CM Seven Star Acquisition Corp., Expiration Date: November 5, 2018*,5,6	326
265	Constellation Alpha Capital Corp., Expiration Date: March 22, 2024*,5,6	58
231	Draper Oakwood Technology Acquisition, Inc., Expiration Date: September 29, 2024*,5	136
286	Falcon Minerals Corp., Expiration Date: August 15, 2022*,5	492
453	Far Point Acquisition Corp., Expiration Date: May 31, 2025*,5	747
3	Gabelli Convertible and Income Securities Fund, Inc., Expiration Date: October 16, 2018*,5	—
1,022	Haymaker Acquisition Corp., Expiration Date: November 15, 2022*,5	1,226
375	Hennessy Capital Acquisition Corp. III, Expiration Date: June 15, 2024*	563
501	I-AM Capital Acquisition Co., Expiration Date: October 8, 2022*,5	175
490	Industrea Acquisition Corp., Expiration Date: July 31, 2024*,5	485
1,038	Legacy Acquisition Corp., Expiration Date: November 29, 2022*,5	426
1,187	Leisure Acquisition Corp., Expiration Date: December 27, 2022*,5	1,128
1,502	One Madison Corp., Expiration Date: February 21, 2023*,5,6	1,667
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,5	263

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Warrants (Continued)
377	Pure Acquisition Corp., Expiration Date: April 16, 2023*,5	$509
	Total Warrants (Cost $0)	8,991
	Short-Term Investments – 20.7%
2,181,044	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 1.86%5,7	2,181,044
	Total Short-Term Investments (Cost $2,181,044)	2,181,044
	Total Investments – 101.1% (Cost $10,592,895)	10,662,361
	Liabilities in Excess of Other Assets – (1.1)%	(113,766)
	Total Net Assets – 100.0%	$10,548,595
	Securities Sold Short – (15.9)%
	Common Stocks – (14.9)%
	Consumer Discretionary – (0.8)%
(1,494)	Penn National Gaming, Inc.*	(49,182)
(2,314)	Rent-A-Center, Inc.*	(33,275)
		(82,457)
	Consumer Staples – (0.8)%
(2,474)	Conagra Brands, Inc.	(84,042)
	Energy (7.8)%
(1,042)	Diamondback Energy, Inc.	(140,868)
(6,295)	Enbridge, Inc.6	(203,266)
(5,722)	Marathon Petroleum Corp.	(457,588)
(1,628)	Transocean Ltd.*,6	(22,711)
		(824,433)
	Financials – (1.3)%
(427)	BOK Financial Corp.	(41,539)
(287)	Government Properties Income Trust – REIT	(3,240)
(128)	Industrial Logistics Properties Trust – REIT	(2,945)
(294)	MB Financial, Inc.	(13,556)
(2,172)	Pebblebrook Hotel Trust – REIT	(78,996)
		(140,276)
	Health Care – (1.7)%
(123)	Cigna Corp.	(25,615)
(1,954)	CVS Health Corp.	(153,819)
		(179,434)
	Industrials – (1.9)%
(1,407)	United Technologies Corp.	(196,713)

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Technology – (0.6)%
(37)	Cabot Microelectronics Corp.	$(3,817)
(128)	Science Applications International Corp.	(10,317)
(287)	SYNNEX Corp.	(24,309)
(163)	VMware, Inc. – Class A*	(25,438)
		(63,881)
	Utilities – 0.0%
(29)	Dominion Energy, Inc.	(2,038)
	Total Common Stocks (Proceeds $1,544,356)	(1,573,274)
	Exchange-Traded Funds – (1.0)%
(4,546)	Alerian MLP ETF	(48,551)
(1,400)	SPDR Bloomberg Barclays High Yield Bond ETF	(50,470)
	Total Exchange-Traded Funds (Proceeds $99,316)	(99,021)
	Total Securities Sold Short (Proceeds $1,643,672)	$(1,672,295)
Number of Contracts
	WRITTEN Options Contracts – 0.0%
	Call Options – 0.0%
	Twenty-First Century Fox, Inc. – Class A
(1)	Exercise Price: $45.00, Notional Amount: $(4,500), Expiration Date: October 12, 2018*	(220)
(9)	Exercise Price: $45.00, Notional Amount: $(40,500), Expiration Date: October 19, 2018*	(1,305)
(1)	Exercise Price: $55.00, Notional Amount: $(5,500), Expiration Date: October 19, 2018*	(3)
	Total Call Options (Proceeds $739)	(1,528)
	Put Options – 0.0%
	Twenty-First Century Fox, Inc. – Class A
(1)	Exercise Price: $47.00, Notional Amount: $(4,700), Expiration Date: October 19, 2018	(120)
	Total Put Options (Proceeds $100)	(120)
	Total WRITTEN Options Contracts (Proceeds $839)	$(1,648)

ETF – Exchange-Traded Fund
LP – Limited Partnership

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2018 (Unaudited)

PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-income producing security.
1 Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
2 Callable.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $719,227 which represents 6.8% of Net Assets.
4 Variable rate security. Rate shown is the rate in effect as of period end.
5 All or a portion of this security is segregated as collateral for securities sold short and swap contracts. Aggregate value of segregated securities were $5,272,918.
6 Foreign security denominated in U.S. Dollars.
7 The rate is the annualized seven-day yield at period end.
8 Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of this security is $0.
See accompanying Notes to Financial Statements.

The Relative Value Fund
SUMMARY OF INVESTMENTS
As of September 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	6.4%
Closed-End Funds	21.0%
Collateralized Mortgage Obligations	11.7%
Common Stocks
Energy	8.7%
Financials	6.8%
Health Care	5.7%
Industrials	5.0%
Technology	3.7%
Consumer Discretionary	2.7%
Consumer Staples	2.3%
Communications	1.8%
Utilities	0.7%
Materials	0.1%
Total Common Stocks	37.5%
Exchange-Traded Debt Securities	1.5%
Purchased Options Contracts
Put Options	0.0%
Total Purchased Options Contracts	0.0%
Rights	0.0%
Units	0.0%
U.S. Treasury Notes	2.2%
Warrants	0.1%
Short-Term Investments	20.7%
Total Investments	101.1%
Other Assets in Excess of Liabilities	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $10,590,783)	$10,660,530
Purchased options contracts, at value (cost $2,112)	1,831
Cash deposited with brokers for securities sold short	155,377
Receivables:
Investment securities sold	198,189
Dividends and interest	23,881
Investments purchased in advance	1,625,000
Due from Investment Manager	112,153
Prepaid expenses	29,175
Prepaid organization and offering costs	210
Total assets	12,806,346
Liabilities:
Securities sold short, at value (proceeds $1,643,672)	1,672,295
Written options contracts, at value (proceeds $839)	1,648
Payables:
Investment securities purchased	211,586
Fund shares redeemed	335,848
Auditing fees	26,825
Transfer agent fees and expenses	7,102
Diviends and interest on securities sold short	854
Fund administration fees	573
Fund accounting fees	500
Chief Compliance Officer fees	180
Trustees’ fees and expenses	141
Accrued other expenses	199
Total liabilities	2,257,751
Net Assets	$10,548,595

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2018 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,497,418
Total distributable earnings	51,177
Net Assets	$10,548,595
Maximum Offering Price per Share:
CIA Class Shares:
Net assets applicable to shares outstanding	$10,548,595
Shares of common stock issued and outstanding	416,756
Net asset value per share	$25.31

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income:
Dividends (net of witholding tax of $272)	$566,459
Interest	44,214
Total investment income	610,673
Expenses:
Advisory fees	89,008
Offering costs	29,446
Dividends on securities sold short	22,617
Auditing fees	18,476
Custody fees	16,080
Interest on securities sold short	15,339
Trustees’ fees and expenses	15,141
Legal fees	14,981
Registration fees	14,799
Transfer agent fees and expenses	14,187
Miscellaneous	11,136
Chief Compliance Officer fees	7,594
Insurance fees	7,186
Broker expenses	5,587
Shareholder reporting fees	5,185
Fund administration fees	4,021
Fund accounting fees	3,565
Total expenses	294,348
Advisory fees waived and other expenses absorbed	(134,847)
Net expenses	159,501
Net investment income	451,172
Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Warrants, Written Options Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(65,342)
Purchased options contracts	(39,075)
Securities sold short	(354,607)
Written options contracts	(21,780)
Foreign currency transactions	16,943
Net realized loss	(463,861)
Net change in unrealized appreciation/depreciation on:
Investments	237,789
Purchased options contracts	7,399
Securities sold short	28,395
Written options contracts	8,585
Foreign currency translations	(919)
Net change in unrealized appreciation/depreciation	281,249
Net realized and unrealized loss on investments and securities sold short	182,612
Net Increase in Net Assets from Operations	$268,560

See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Period June 12, 2017 Through March 31, 2018*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$451,172	$33,255
Net realized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts, and foreign currency	(463,861)	46,050
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, securities sold short, written options contracts, and foreign currency	281,249	(241,215)
Net increase in net assets resulting from operations	268,560	(161,910)
Distributions to Shareholders:
Distributions:1
CIA Class	—
Total	—
From net investment income:
CIA Class		(28,307)
Total		(28,307)
From net realized gains:
CIA Class		(29,528)
Total		(29,528)
Capital Transactions:
Net proceeds from shares sold:
CIA Class	168,728	15,073,953
Reinvestment of distributions:
CIA Class	—	41,642
Cost of shares redeemed:
CIA Class	(2,483,251)	(2,301,292)
Net increase (decrease) in net assets from capital transactions	(2,314,523)	12,814,303
Total increase (decrease) in net assets	(2,045,963)	12,594,558
Net Assets:
Beginning of period	12,594,558	—
End of period2	$10,548,595	$12,594,558
Capital Share Transactions:
Shares sold:
CIA Class	6,723	597,986
Shares reinvested:
CIA Class	—	1,627
Shares redeemed:
CIA Class	(98,517)	(91,063)
Net increase (decrease) in capital share transactions	(91,794)	508,550

* Commencement of Operations
1 The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
2 For the period ended March 31, 2018, net assets included accumulated undistributed net investment income of  $(2,643). The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2018 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$268,560
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(22,957,222)
Sales of long-term portfolio investments	24,204,207
Proceeds from securities sold short	6,766,857
Cover short securities	(7,672,499)
Proceeds from written options	65,058
Closed written options	(114,701)
Purchases of short-term investments, net	(134,387)
Return of capital dividends received	225,509
Decrease in foreign currency	24,985
Decrease in cash deposited with broker for securities sold short	2,239,111
Increase in dividends and interest receivable	(6,577)
Increase in due from Investment Manager	(61,939)
Increase in prepaid expenses	(15,067)
Decrease in prepaid organization and offering costs	29,446
Decrease in foreign currency due to custodian	(223,473)
Decrease in dividends and interest on securities sold short	(2,183)
Decrease in accrued expenses	(25,764)
Net amortization on investments	(2,267)
Net realized loss	478,433
Net change in unrealized appreciation/depreciation	282,168
Net cash provided by operating activities	2,803,919
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	168,728
Cost of shares redeemed	(2,975,752)
Dividends paid to shareholders, net of reinvestments	—
Net cash provided by financing activities	(2,807,024)
Net decrease in cash	(3,105)
Cash:
Beginning of period	3,105
End of period	$—

See accompanying Notes to Financial Statements.

The Relative Value Fund
FINANCIAL HIGHLIGHTS
CIA Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Period June 12, 2017* Through March 31, 2018
Net asset value, beginning of period	$24.77	$25.00
Income from Investment Operations:
Net investment income1	0.96	0.08
Net realized and unrealized gain (loss) on investments	(0.42)	(0.20)
Total from investment operations	0.54	(0.12)
Less Distributions:
From net investment income	—	(0.05)
From net realized gains	—	(0.06)
Total distributions	—	(0.11)
Redemption fee proceeds1	—	—
Net asset value, end of period	$25.31	$24.77
Total return	2.18%2	(0.50)%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,549	$12,595
Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	4.96%3,4	6.89%3,4
After fees waived	2.69%3,4	2.45%3,4
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	5.33%3	(4.05)%3
After fees waived	7.60%3	0.39%3
Portfolio turnover rate	217%2	264%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.64% for the six months ended September 30, 2018, 0.50% for the period ended March 31, 2018 respectively.
See accompanying Notes to Financial Statements.

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited)

Note 1 — Organization
The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the “Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on June 12, 2017.
The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares is operational as of September 30, 2018.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Vivaldi Asset Management, LLC (the “Investment Manager”) or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short,

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Short-Term Investments
The Fund invests a significant amount (20.7% as of September 30, 2018) in the Morgan Stanley Institutional Liquidity Fund — Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.
MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per April 30, 2018 Semi-Annual report of Morgan Stanley Institutional Liquidity Fund — Government Portfolio was 0.17%.
(h) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

and certain state tax authorities. As of September 30, 2018 and from the commencement of operations on June 12, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
Note 3 — Investment Advisory and Other Agreements
The Fund entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 2.95% and 1.95% of the Fund’s average daily net assets for the Advisor Class Shares and CIA Class Shares, respectively, until August 1, 2019 (the “Expense Limitation and Reimbursement Agreement”). The Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms thereafter. Neither the Fund nor the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement during the initial term. After August 1, 2019, either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, the Investment Manager has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage the assets of the Fund and pays the Sub-Advisers from its advisory fees. Pursuant to separate sub-advisory agreements, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00% and 0.80%, respectively, of their portion of the Fund’s average daily net assets for the services they provide.
For the six months ended September 30, 2018, the Investment Manager waived its fees and absorbed other expenses totaling $134,847. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2018, the amount of these potentially recoverable expenses was $510,048. The Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2021	$375,201
2022	$134,847
Total	$510,048

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
Certain trustees and officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2018, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2018, are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At September 30, 2018, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:
Cost of investments	$8,951,560
Gross unrealized appreciation	$217,440
Gross unrealized depreciation	(180,582)
Net unrealized appreciation on investments	$36,858

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
As of December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$60,007
Undistributed long-term capital gains	10,823
Accumulated earnings	70,830
Accumulated capital and other losses	—
Unrealized depreciation on investments	(245,515)
Unrealized depreciation on foreign currency	—
Total accumulated deficit	$(174,685)

The tax character of distributions paid during the period ended December 31, 2017 was as follows:
2017
Distribution paid from:
Ordinary income	$53,633
Net long-term capital gains	4,201
Total taxable distributions	$57,834

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

Note 5 — Investment Transactions
For the six months ended September 30, 2018, purchases and sales of investments, excluding short-term investments, were $21,283,954 and $24,094,484, respectively. Proceeds from securities sold short and cover short securities were $6,662,662 and $7,637,516, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund has adopted a fundamental policy to make repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for an amount between 5% and 25% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 14 days prior to the Valuation Date.
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$676,751	$—	$676,751
Closed-End Funds	2,166,958	47,275	—	2,214,233
Collateralized Mortgage Obligations	—	1,233,831	—	1,233,831
Common Stocks*	3,948,715	—	—	3,948,715
Exchange-Traded Debt Securities*	160,008	—	—	160,008
Purchased Options Contracts	154	1,677	—	1,831
Rights	2,187	—	—	2,187
Units	20	—	—	20
U.S. Treasury Notes	—	234,750	—	234,750
Warrants	8,991	—	—	8,991
Short-Term Investments	2,181,044	—	—	2,181,044
Total Investments	$8,468,077	$2,194,284	$—	$10,662,361
Liabilities
Securities Sold Short
Common Stocks*	$1,573,274	$—	$—	$1,573,274
Exchange-Traded Funds	99,021	—	—	99,021
Written Options Contracts	1,305	343	—	1,648
Total Investments	$1,673,600	$343	$—	$1,673,943

* All common stocks and Exchange-Traded Debt Securities held in the Fund are Level 1 securities. For a detailed break-out of common stocks and Exchange-Traded Debt Securities by major industry classification, please refer to the Schedule of Investments.
Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Fund from March 31, 2018 to September 30, 2018, represented by recognizing the September 30, 2018 market value of securities:

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

Transfers into Level 1	$—
Transfers out of Level 1	(47,275)
Net transfers in (out) of Level 1	$(47,275)

Transfers into Level 2	$47,275
Transfers out of Level 2	—
Net transfers in (out) of Level 2	$47,275

Note 9 — Derivative and Hedging Disclosure
The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended September 30, 2018.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2018 by risk category are as follows:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity Price Risk	Purchased options contracts, at value	$1,831	Written options contracts, at value	$1,648
Total		$1,831		$1,648

The effects of derivative instruments on the Statement of Operations for the period ended September 30, 2018 are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity Price Risk	$(39,075)	$(21,780)	$—
Total	$(39,075)	$(21,780)	$—

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity Price Risk	$—	$7,399	$8,585	$15,984
Total	$—	$7,399	$8,585	$15,984

The Relative Value Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2018 (Unaudited)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2018 are as follows:
Derivative	Quarterly Average	Amount
Options Contracts — Purchased	Average Notional Value	684,567
Options Contracts — Written	Average Notional Value	(745,983)
Note 10 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Relative Value Fund
FUND INFORMATION
(Unaudited)

	TICKER	CUSIP
The Relative Value Fund – Advisor Class Shares	VFLAX	75943J209
The Relative Value Fund – CIA Class Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 779-1999. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Qualified Dividend Income
For the year ended December 31, 2017, 100% of dividends to be paid from net investment income, including short term capital gains from the Fund (if any), are designated as qualified dividend income.
Corporate Dividends Received Deduction
For the year ended December 31, 2017, 25.68% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.
Long-Term Capital Gain Designation
For the year ended December 31, 2017, the Fund designates $4,201 as long-term capital gain distributions.
The Relative Value Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Relative Value Fund

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date December 7, 2018

By (Signature and Title)* /s/ Chad Eisenberg

Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date December 7, 2018

* Print the name and title of each signing officer under his or her signature.